UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 23, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     2041581


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A T & T Corporation            COM              001957109    41134  1400300 SH        SOLE                 1221850            178450
Abbott Laboratories            COM              002824100    65824  1383950 SH        SOLE                 1187450            196500
Abbott Laboratories            COM              002824100     7134   150000 SH        DEFINED 01            150000
American International Group,  COM              026874107   179988  1880996 SH        SOLE                 1624997            255999
American International Group,  COM              026874107    11603   121260 SH        DEFINED 01            121260
Baker Hughes Inc.              COM              057224107    15366   413900 SH        SOLE                  356800             57100
Boeing Co.                     COM              097023105    51940   824450 SH        SOLE                  712750            111700
Bristol Myers Squibb Co.       COM              110122108    39833   697300 SH        SOLE                  602600             94700
Bristol Myers Squibb Co.       COM              110122108     5712   100000 SH        DEFINED 01            100000
Brunswick Corp.                COM              117043109    36455  1997550 SH        SOLE                 1715450            282100
Brunswick Corp.                COM              117043109     5475   300000 SH        DEFINED 01            300000
Cablevision Systems Cl A       COM              12686C109    22301   336300 SH        SOLE                  290400             45900
Canadian Natl Ry Co.           COM              136375102    28122   959400 SH        SOLE                  945600             13800
Cardinal Health Inc.           COM              14149Y108    42129   477725 SH        SOLE                  413725             64000
Citigroup Inc.                 COM              172967101   135557  2507406 SH        SOLE                 2157681            349725
Citigroup Inc.                 COM              172967101    10812   200000 SH        DEFINED 01            200000
Comcast Corp. Cl A             COM              200300200    24759   604800 SH        SOLE                  521500             83300
Cooper Cameron Corp.           COM              216640102    61123   829496 SH        SOLE                  714496            115000
Eastman Chemical Company       COM              277432100    37530  1016050 SH        SOLE                  884850            131200
Eastman Chemical Company       COM              277432100     3609    97700 SH        DEFINED 01             97700
El Paso Energy Corp.           COM              283905107    72058  1169300 SH        SOLE                  965400            203900
Fox Entertainment Group Inc.   COM              35138t107    44716  1687400 SH        SOLE                 1424900            262500
Fox Entertainment Group Inc.   COM              35138t107     2650   100000 SH        DEFINED 01            100000
General Mtrs Corp Cl H         COM              370442832    35323   950050 SH        SOLE                  812050            138000
Global Crossing Ltd.           COM              G3921A100     4650   150000 SH        DEFINED 01            150000
Goldman Sachs Group Inc.       COM              38141G104    86114   755800 SH        SOLE                  646300            109500
Honeywell International Inc.   COM              438516106    31614   887420 SH        SOLE                  743020            144400
Household Intl Inc.            COM              441815107     8884   156900 SH        DEFINED 01            156900
Household Intl Inc.            COM              441815107   117605  2076912 SH        SOLE                 1746812            330100
Illinois Tool Works            COM              452308109    60613  1084800 SH        SOLE                  937100            147700
Illinois Tool Works            COM              452308109     6051   108300 SH        DEFINED 01            108300
Investor AB - B SHS            COM              004469630     5656   400000 SH        DEFINED 01            400000
Johnson & Johnson              COM              478160104     9394   100000 SH        DEFINED 01            100000
Koninklijke Philips Electronic COM              500472303    78224  1840557 SH        SOLE                 1581839            258718
McLeod USA Inc. Cl A           COM              582266102    19239  1344200 SH        SOLE                 1156400            187800
McLeod USA Inc. Cl A           COM              582266102     2862   200000 SH        DEFINED 01            200000
Minnesota Mining & Mfg         COM              604059105    60698   666100 SH        SOLE                  573800             92300
Minnesota Mining & Mfg         COM              604059105     9112   100000 SH        DEFINED 01            100000
Newell Rubbermaid Inc.         COM              651229106    23714  1039500 SH        SOLE                  908400            131100
Primedia Inc.                  COM              74157K101     5199   317500 SH        SOLE                  312400              5100
Procter & Gamble Co.           COM              742718109    99053  1478400 SH        SOLE                 1258600            219800
Procter & Gamble Co.           COM              742718109    10050   150000 SH        DEFINED 01            150000
Schlumberger Ltd.              COM              806857108    44329   538550 SH        SOLE                  463350             75200
Sealed Air Corp.               COM              81211K100    49802  1100600 SH        SOLE                  942100            158500
Sybron Intl Corp.              COM              87114F106    29501  1229200 SH        SOLE                 1094200            135000
Sybron Intl Corp.              COM              87114F106     4896   204000 SH        DEFINED 01            204000
The Scotts Company Cl A        COM              810186106     3635   108500 SH        SOLE                  108500
The Scotts Company Cl A        COM              810186106     6700   200000 SH        DEFINED 01            200000
Tyco Intl Ltd.                 COM              902124106    68923  1328630 SH        SOLE                 1141430            187200
Viacom Inc Cl B                COM              925524308    65109  1112970 SH        SOLE                 1004370            108600
Walt Disney Co.                COM              254687106    23780   621700 SH        SOLE                  533300             88400
Walt Disney Co.                COM              254687106     3825   100000 SH        DEFINED 01            100000
Wells Fargo & Co.              COM              949746101    34343   747600 SH        SOLE                  629700            117900
Wells Fargo & Co.              COM              949746101     4594   100000 SH        DEFINED 01            100000
Westpoint Stevens Inc.         COM              961238102    13065  1066500 SH        SOLE                  927300            139200
Westpoint Stevens Inc.         COM              961238102     3062   250000 SH        DEFINED 01            250000
Worldcom Inc.                  COM              98157D106    24323   800754 SH        SOLE                  686892            113862
York Intl Corp New             COM              986670107     7462   300000 SH        DEFINED 01            300000
York Intl Corp New             COM              986670107    34347  1380775 SH        SOLE                 1183550            197225
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